Loans payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Loans payable and other liabilities [Abstract]
Components of Loans Payable
The components of loans payable are as follows:

	December 31, 2021	December 31, 2020
Loans payable(i)	$40,051,428	$25,464,000
Lease liabilities(ii)	643,050	292,942
Total loans payable and other liabilities	$40,694,478	$25,756,942

Current portion	$16,494,463	$25,756,942
Non-current portion	24,200,015	-
Total loans payable and other liabilities	$40,694,478	$25,756,942

Maturity Analysis of Lease Liabilities
The following table sets out a maturity analysis of lease liabilities, showing the undiscounted lease payments to be made after the reporting date:

	December 31, 2021	December 31, 2020
<1 year	$265,964	$36,179
1-2 year	212,354	38,570
3-5 year	91,660	132,887
>5 year	135,696	135,696
Total	705,674	343,332
Discounting	(62,624)	(50,390)
Lease Liabilities	$643,050	$292,942

Lease Liabilities
The Company’s lease liabilities comprise the following:

	December 31, 2021	December 31, 2020
Opening balance	$292,942	$336,513
Payment of lease obligations	(126,193)	(24,406)
Interest expense	16,201	24,948
Addition	460,100	-
Modification of lease	-	(44,113)
Ending balance	$643,050	$292,942